Income taxes	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Income taxes
25. Income taxes
The domestic and foreign source component of profit/(loss) before income taxes is as follows:

	Year ended March 31,
	2024	2023	2022
Domestic	$(18,992)	$(13,001)	$(11,150)
Foreign	182,588	177,510	175,690

Profit before income taxes	$163,596	$164,509	$164,540

The Company’s income tax expense consists of the following:

	Year ended March 31,
	2024	2023	2022
Current taxes
Domestic taxes	$—	$—	$—
Foreign taxes	50,579	36,245	37,579

	50,579	36,245	37,579

Deferred taxes
Domestic taxes	—	—	—
Foreign taxes	(27,131)	(9,044)	(5,140)

	(27,131)	(9,044)	(5,140)

Income tax expense	$23,448	$27,201	$32,439

Domestic taxes are Nil as the corporate rate of tax applicable to companies in Jersey, Channel Islands is 0%. Foreign taxes are based on applicable tax rates in each subsidiary’s jurisdiction.
From fiscal 2012 until the year ended March 31, 2024, the Company started operations in various delivery centers in Mumbai, Pune, Chennai, Gurgaon, Noida, India registered under the Special Economic Zone scheme. Some of these operations are eligible for a 100% income tax exemption for a period of five years from the date of commencement of operations expiring between fiscal 2022 and fiscal 2024. Following the expiry of the 100% income tax exemption, these operations are eligible for a 50% income tax exemption expiring between fiscal 2026 and fiscal 2034. Some of these operations which have completed a period of ten years from the date of commencement are eligible for a 50% income tax exemption for a further period of five years subject to creation of a Special Economic Zone
Re-investment
Reserve out of the profits of the eligible SEZ units and utilization of such reserve by the Company for acquiring new plant and machinery for the purpose of its business as per the provisions of the Indian Income Tax Act, 1961. Upon the complete expiration of this tax exemption, income derived by this subsidiary shall become subject to the prevailing annual tax rate of 34.95%. The Government of India enacted the India Tax Law effective April 1, 2019, which enables Indian companies to elect to be taxed at a lower income tax rate of 25.17% as compared to the current rate of 34.95%.
Once a company elects into the lower income tax rate, a company may not benefit from any tax holidays associated with SEZ and certain other tax incentives and may not reverse its election. Our intent is to move to the new tax regime as and when it becomes more beneficial to this subsidiary. In the year ended March 2024, this subsidiary has elected to apply the lower income tax rate of
25.17
%
. We will continue to evaluate the application of the same for the fiscal 2024 at the time of filing corporate tax return. In fiscal 2024, we operated from various delivery centers in the Philippines which commenced operations from fiscal 2018 to fiscal 2024 and are eligible for tax exemption benefits expiring between fiscal 2024 and fiscal 2029. Following the expiry of the tax benefits, income generated by our Philippines subsidiary, WNS Global Services Philippines Inc., will be taxed at the prevailing special tax rate, which is currently

5.0
% on gross profit. From January 1, 2020, our operations in Sri Lanka are eligible to claim income tax exemption with respect to the profits earned from export revenue.
If the income tax exemptions described above were not available, the additional income tax expense at the respective statutory rates in India, Sri Lanka and Philippines would have been approximately $10,265, $20,735 and $20,885 for the year ended March 31, 2024 and the years ended March 31, 2023 and 2022 respectively. Such additional tax would have decreased the basic and diluted earnings per share for the year ended March 31, 2024 by $0.22 and $0.21, respectively ($0.43 and $0.41, respectively, for the year ended March 31, 2023 and $0.43 and $0.41, respectively for the year ended March 31, 2022).
The Organisation for Economic Co-operation and Development (OECD)/G20 Inclusive Framework on Base Erosion and Profit Shifting published the Pillar Two model rules designed to address the tax challenges arising from the digitalisation of the global economy.
It is unclear if the Pillar Two model rules create additional temporary differences, whether to remeasure deferred taxes for the Pillar Two model rules and which tax rate to use to measure deferred taxes. In response to this uncertainty, on 23 May 2023 and 27 June 2023, respectively, the IASB and AASB issued amendments to IAS 12 ‘Income taxes’ introducing a mandatory temporary exception to the requirements of IAS 12 under which a company does not recognise or disclose information about deferred tax assets and liabilities related to the proposed OECD/G20 BEPS Pillar Two model rules. The Company has currently applied the temporary exception.
Relevant information to indicate potential exposure to Pillar Two income taxes is currently not known or reasonably estimable. The Company continues to monitor developments in this regard.

Income taxes recognized directly in equity are as follows:

	Year ended March 31,
	2024	2023	2022
Current taxes:
Excess tax deductions related to share-based payments	(772)	(798)	(1,062)

	$(772)	$(798)	$(1,062)

Deferred taxes:
Excess tax deductions related to share-based payments	4,437	(1,909)	(877)

	$4,437	$(1,909)	$(877)

Total income tax recognized directly in equity	$3,665	$(2,707)	$(1,939)

Income taxes recognized in other comprehensive income are as follows:

	Year ended March 31,
	2024	2023	2022
Current taxes	—	—	—
Deferred taxes:
Unrealized gain/(loss) on cash flow hedging derivatives	1,800	(4,344)	2,698
Pension liability	(477)	67	148

Total income tax recognized directly in other comprehensive income	$1,323	$(4,277)	$2,846

The reconciliation of estimated income tax to income tax expense:

	Year ended March 31,
	2024	2023	2022
Profit before income taxes	$163,596	$164,509	$164,540
Income tax expense at tax rates applicable to individual entities	47,599	51,524	50,954
Effect of:
Items not deductible for tax	(4,073)	1,412	358
Exempt income	(10,406)	(20,092)	(20,557)
Losses in respect of which deferred tax asset not recognized due to uncertainty and ineligibility to carry forward	245	279	2,183
Recognition of unutilized tax benefits / Unrecognized losses utilized	(14)	(1,745)	(56)
Temporary difference that will reverse during tax holiday period	—	—	2,828
Change in tax rate and law	107	(841)	(160)
Reversal of d eferred tax liability on intangibles	(9,470)	—	—
State taxes	259	395	345
Employment related tax incentive	(1,389)	(2,239)	(2,123)
Others, net	590	(1,492)	(1,333)

Income tax expense	$23,448	$27,201	$32,439

Deferred taxes for the year ended March 31, 2024 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance

Deferred tax assets:
Property and equipment	$5,988	$15	$760	$—	$—	$(180)	$6,583
Net operating loss carry forward	681	(4)	268	—	—	(2)	943
Accruals deductible on actual payment	12,194	(396)	2,285	—	477	(271)	14,289
Share-based compensation expense	32,280	—	1,512	(4,437)	—	(104)	29,251
Others	426	5	335	—	—	1	767

Total deferred tax assets	$51,569	$(380)	$5,160	$(4,437)	$477	$(556)	$51,833

Deferred tax liabilities:
Intangible assets	40,478	9	(22,501)	—	—	63	18,049
Unrealized gain/(loss) on cash flow hedging and investments	(1,010)	—	201	—	1,800	6	997
Others	2,752	—	328	—	—	(46)	3,034

Total deferred tax liabilities	$42,220	$9	$(21,972)	$—	$1,800	$23	$22,080

Net deferred tax assets/(liabilities)	$9,349	$(389)	$27,132	$(4,437)	$(1,323)	$(579)	$29,753

Deferred taxes for the year ended March 31, 2023 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing Balance
Deferred tax assets:
Property and equipment	$6,527	$223	$(95)	$—	$—	$(667)	$5,988
Net operating loss carry forward	932	602	(760)	—	—	(93)	681
Accruals deductible on actual payment	12,002	1,419	(144)	—	(67)	(1,016)	12,194
Share-based compensation expense	24,930	—	6,756	1,909	—	(1,315)	32,280
Others	754	82	(355)	—	—	(55)	426

Total deferred tax assets	$45,145	$2,326	$5,402	$1,909	$(67)	$(3,146)	$51,569

Deferred tax liabilities:
Intangible assets	11,983	31,688	(2,713)	—	—	(480)	40,478
Unrealized gain/(loss) on cash flow hedging and investments	3,854	—	(146)	—	(4,344)	(374)	(1,010)
Others	3,833	—	(784)	—	—	(297)	2,752

Total deferred tax liabilities	$19,670	$31,688	$(3,643)	$—	$(4,344)	$(1,151)	$42,220

Net deferred tax assets/(liabilities)	$25,475	$(29,362)	$9,045	$1,909	$4,277	$(1,995)	$9,349

Deferred taxes for the year ended March 31, 2022 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing Balance

Deferred tax assets:
Property and equipment	$6,188	$237	$254	$—	$—	$(152)	$6,527
Net operating loss carry forward	1,249	—	(294)	—	—	(23)	932
Accruals deductible on actual payment	10,549	153	1,743	—	(148)	(295)	12,002
Share-based compensation expense	21,036	—	3,678	877	—	(661)	24,930
Others	799	—	(33)	—	—	(12)	754

Total deferred tax assets	$39,821	$390	$5,348	$877	$(148)	$(1,143)	$45,145

Deferred tax liabilities:
Intangible assets	11,967	1	32	—	—	(17)	11,983
Unrealized gain/(loss) on cash flow hedging and investments	1,387	—	(117)	—	2,698	(114)	3,854
Others	3,674	—	293	—	—	(134)	3,833

Total deferred tax liabilities	$17,028	$1	$208	$—	$2,698	$(265)	$19,670

Net deferred tax assets/(liabilities)	$22,793	$389	$5,140	$877	$(2,846)	$(878)	$25,475

Deferred tax presented in the consolidated statement of financial position is as follows:

	As at
	March 31, 2024	March 31, 2023
Deferred tax assets	49,186	46,675
Deferred tax liabilities	(19,432)	(37,326)

Net deferred tax assets	$29,754	$9,349

There are unused tax losses amounting to $11,197 as at March 31, 2024 (March 31, 2023: $11,657
)
for which no deferred tax asset has been recognized as these losses relate to a tax jurisdiction where the group entity has had past losses and there is no conclusive evidence to support the view that sufficient taxable profit will be generated by such group entity in the future to offset such losses. The expiry dates of the tax benefit for these losses depend on the local tax laws of the jurisdiction and, if not utilized, would expire on various dates starting from financial year 2025 to 2034. However, in the US, Germany, New Zealand, the Netherlands and Portugal there is no expiry period for the unused tax losses.
Deferred income tax liabilities on earnings of the Company’s subsidiaries have not been provided as such earnings are deemed to be permanently reinvested in the business and the Company is able to control the timing of the reversals of temporary differences associated with these investments. Accordingly, temporary difference on which deferred tax liability has not been recognized amounts to $
1,318,786
, $1,148,274 and $984,475 as at March 31, 2024, 2023 and 2022, respectively.

From time to time, the Company receives orders of assessment from the Indian tax authorities assessing additional taxable income on the Company and/or its subsidiaries in connection with their review of their tax returns. The Company currently has orders of assessment outstanding for various years through fiscal 2020, which assess additional taxable income that could in the aggregate give rise to an estimated $4,122 (March 31, 2023: $6,826
)
in additional taxes, including interest of $589 (March 31, 2023: $1,863
)
. These orders of assessment allege that the transfer prices the Company applied to certain of the international transactions between WNS Global and its other wholly-owned subsidiaries were not on arm’s length terms, disallow a tax holiday benefit claimed by the Company, deny the set off of brought forward business losses and unabsorbed depreciation and disallow certain expenses claimed as tax deductible by WNS Global. The Company has appealed against these orders of assessment before higher appellate authorities.
In addition, the Company has orders of assessment pertaining to similar issues that have been decided in favor of the Company by appellate authorities, vacating the tax demands of $82,812 (March 31, 2023: $79,797
)
in additional taxes, including interest of $29,460 (March 31, 2023: $28,638). The income tax authorities have filed or may file appeals against these orders at higher appellate authorities.
Uncertain tax positions are reflected at the amount likely to be paid to the taxation authorities. A liability is recognized in connection with each item that is not probable of being sustained on examination by taxing authority. The liability is measured using single best estimate of the most likely outcome for each position taken in the tax return. Thus, the provision would be the aggregate liability in connection with all uncertain tax positions. As at March 31, 2024, the Company had provided a tax reserve of $ 9,284 (March 31, 2023: $9,942
)
primarily on account of the Indian tax authorities’ denying the set off of brought forward business losses and unabsorbed depreciation.
As March 31, 2024, corporate tax returns for years ended March 31, 2021 and onward remain subject to examination by tax authorities in India.
Based on the facts of these cases, the nature of the tax authorities’ disallowances and the orders from appellate authorities deciding similar issues in favor of the Company in respect of assessment orders for earlier fiscal years and after consultation with the Company’s external tax advisors, the Company believes these orders are unlikely to be sustained at the higher appellate authorities. The Company has deposited $10,840 (March 31, 2023: $11,003
)
of the disputed amounts with the tax authorities and may be required to deposit the remaining portion of the disputed amounts with the tax authorities pending final resolution of the respective matters.
In addition, the Company currently has orders of assessment outstanding for various years pertaining to the pre-acquisition
period of Smart Cube India Private Limited acquired in fiscal 2023, which assess additional taxable income that could in the aggregate give rise to an estimated $758 in additional taxes, including interest of $373.
These orders of assessment allege that the tax holiday benefit claimed by Smart Cube India Private Limited should be disallowed. Smart Cube India Private Limited has appealed against these orders of assessment before higher appellate authorities.
Others
From time to time, the Company receives orders of assessment from the VAT, service tax and GST authorities, demanding payment of $2,927 towards VAT, service tax and GST for the period April 1, 2014 to March 31, 2020. The tax authorities have rejected input tax credit on certain types of input services. Based on consultations with the Company’s tax advisors, the Company believes these orders of assessments will more likely than not be vacated by the higher appellate authorities and the Company intends to dispute the orders of assessment.
In 2016, we also received an assessment order from the Sri Lankan Tax Authority, demanding payment of LKR 25.2 million ($0.1 million based on the exchange rate on March 31, 2024) in connection with the review of our tax return for fiscal year 2012. The assessment order challenges the tax exemption that we have claimed for export business. We have filed an appeal against the assessment order with the Sri Lankan Tax Appeal Commission in this regard. Based on consultations with our tax advisors, we believe this order of assessment will more likely than not be vacated in our favour by the higher appellate authorities and we intend to dispute the order of assessment.
No assurance can be given, however, that we will prevail in our tax disputes. If we do not prevail, payment of additional taxes, interest and penalties may adversely affect our results of operations, financial condition and cash flows. There can also be no assurance that we will not receive similar or additional orders of assessment in the future.